Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 18: EQUITY

Composition of share capital:

	December 31
	2023		2022
	Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares with 0.01 GBP par value per share	100,000,000	47,635,875	100,000,000	47,635,875

Conversions of Simple Agreements for Future Equity

On February 21, 2020, the Board of Directors of the Company approved capital raise of up to $1,500 in the form of a Simple Agreements for Future Equity (the “Third SAFE”). The Third SAFE was to be automatically converted into Company’s ordinary shares of capital stock at a price per share equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, and (ii) $1.526 per share. An aggregate amount of $579 has been raised by the Company pursuant to the Third SAFE in 2020, including $100 and $30 from Triple V and A-Labs, respectively. In March 2021, in the absence of the qualified financing during the 12 months following March 2020, the effective date of such Third SAFE, the Company converted the investment received under the Third SAFE into 379,593 Ordinary Shares at a price per share of $1.526.

Exercise of Options under SAFE Agreements

During 2021, several investors exercised equity options that were granted to them under the SAFE agreement dated August 30, 2019, and were issued 268,179 ordinary shares of the Company at a price of $1.953 per share.

During 2021, several investors exercised equity options that were granted to them under the SAFE dated March 31, 2020, and were issued 115,661 ordinary shares of the Company at a price of $1.696 per share.

On September 13, 2020, the Company entered into a subscription agreement with a new investor pursuant to which the investor invested in the Company $1,500 in consideration for 621,375 ordinary shares. The new investor was also entitled to receive, for no additional consideration a warrant to purchase 596,659 ordinary shares of the Company, at a price of $2.514 per share, until the warrant’s first-year anniversary. On December 31, 2021 the new investor exercised the options that was granted 596,659 ordinary shares at a price of $2.514 per share. Proceeds from option exercise of $1,500 were received on January 4, 2022.

Private Placement

As part of the Transaction (see Note 1), on January 10, 2022, the Company completed a private placement of 31,680,000 INX subscription receipts (units) for gross proceeds of $31,283. Each unit consists of one Ordinary share and one-half of one Ordinary share purchase warrant exercisable for two years at an exercise price of CAD1.88 ($1.49) per share. As the exercise price of the warrants is denominated in CAD while the functional currency of the Company is the U.S. Dollar, the warrants are accounted for as a derivative liability.

The warrants were valued at $4,255 as of the date of the private placement. The balance of gross proceeds from the private placement in the amount of $27,028 was allocated to ordinary shares with the addition to equity of $25,336, net of the issuance cost of $1,692.

Agents of the private placement collectively received cash commissions of $1,951, of which $259 was allocated to the warrants and remaining amount was recorded as transaction fees in profit or loss.

The placement agents also received 1,810,740 agent compensation options exercisable into one common share of the Parent Company at an exercise price of CAD1.25 ($0.99). The options were valued at $515.

As a result of the Transaction (see Note 1), effective on January 10, 2022, options granted and warrants issued by INX prior to such date were surrendered and cancelled, and new options and warrants of the Parent Company were issued to holders with equivalent terms, adjusted for the Exchange Ratio, as defined under the agreement. Upon the cancellation of the private placement warrants, the warrant liability in the amount of $4,255 was derecognized and recorded as a contribution to equity.

Composition of other comprehensive income (loss) (OCI):

	Reserve from financial assets measured at fair value through OCI	Gain (loss) on foreign currency translation	Total
Balance as of December 31, 2020	$-	$-	$-
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	-	-	-
Unrealized gain on available-for-sale securities	-	-	-
Foreign currency translation	-	188	188
Balance as of December 31, 2021	$-	$188	$188
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	424	-	424
Unrealized gain on available-for-sale securities	(1,353)	-	(1,353)
Foreign currency translation	-	(513)	(513)
Balance as of December 31, 2022	$(929)	$(325)	$(1,254)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	-	77
Unrealized gain on available-for-sale securities	1,086	-	1,086
Foreign currency translation	-	(53)	(53)
Balance as of December 31, 2023	$234	$(378)	$(144)